Summary of Significant Accounting Policies (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Common shares issued	13,297,916	9,744,362
Treasury shares issued	3,242,887	1,778,592
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment use full life	5 years
Software [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment use full life	3 years